Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity	Equity
a.Share capital

Data	Class A	Class B	Total
12/31/2025	324,284,558	117,037,105	441,321,663
12/31/2024	322,664,816	117,037,105	439,701,921
As of December 31, 2025, Inter&Co, Inc.'s authorized share capital is US$50,000, divided into 20,000,000,000 shares with a nominal value of US$0.0000025 each, being (i) 10,000,000,000 Class A ordinary shares, (ii) 5,000,000,000 Class B ordinary shares, and (iii) 5,000,000,000 regardless of class, with rights designated by the Company's Board of Directors regardless of class. Inter&Co, Inc.'s paid-in share capital is R$13 as of December 31, 2025 (December 31, 2024: R$13).
On January 16, 2024, Inter&Co announced the commencement of the public offering of 36,800,000 (thirty-six million eight hundred thousand) Class A ordinary shares. The offering was priced on January 18, 2024 at US$4.40 (R$21.74) per share and the final settlement of the offering occurred on February 20, 2024, resulting in gross proceeds of R$823,036 and equity issuance costs of R$38,768. This movement is classified in capital reserves.
In 2025, a total of 1,619,742 new Class A ordinary shares were issued, intended for beneficiaries of our incentive plans.
b.Reserves
As of December 31, 2025, the reserves amounted to R$10,971,176 (December 31, 2024: R$9,793,992) and are comprised of retained earnings maintained to optimize the Company's capital structure and support shareholder value creation through strategic distribution policies. The constitution and allocation of these reserves are subject to Management's deliberations and resolutions, which may include capital composition, dividend distributions, or any other determinations as defined by Management.
c.Other comprehensive income
As of December 31, 2025, Inter&Co, Inc’s accumulated other comprehensive income in equity amounted to R$801,600, (December 31, 2024: R$898,830), an amount composed of the net value of financial assets measured at FVOCI, the result from cash flow hedges, foreign exchange adjustment of foreign subsidiary, and the respective tax effects.
d.Dividends and interest on equity
On February 26, 2025, Inter&Co Inc. made dividend payments to the amount R$203,593 to its shareholders. During 2025, the amount of R$40,103 was distributed to non-controlling shareholders.
e.Basic and diluted earnings per share
Basic earnings per share is as follows:

	12/31/2025	12/31/2024	12/31/2023
Profit attributable to Owners of the company (In thousands of Reais)	1,312,390	907,132	302,343
Weighted average number of shares outstanding	440,227,707	435,927,486	401,773,841
Basic earnings per share (R$)	2.98	2.08	0.75
Diluted earnings per share is as follows:

	12/31/2025	12/31/2024	12/31/2023
Profit attributable to Owners of the company (In thousands of Reais)	1,312,390	907,132	302,343
Weighted average number of shares outstanding	440,227,707	435,927,486	401,773,841
Shares of share-based payment plans	3,758,264	3,048,026	103,520
Total weighted-average diluted shares outstanding	443,985,971	438,975,512	401,877,361
Diluted earnings per share (R$)	2.96	2.07	0.75
Basic and diluted earnings per share are presented based on the two classes of shares, A and B, and are calculated by dividing net income attributable to the controlling shareholder by the weighted average number of shares of each class outstanding during the periods.
As of December 31, 2025, Inter&Co reported dilutive effects for the purpose of calculating diluted earnings per share. These effects resulted from granted shares of share-based payment plans, with a weighted average quantity of 3,758,264 (December 31, 2024: 3,048,026; December 31, 2023: 103,520).
f.Non-controlling interest
As of December 31, 2025, the non-controlling interests balance is R$223,373 (December 31, 2024 R$177,132).
g.Reflex reserve
As of December 31, 2025, the reserve reflex is R$56,708 (December 31, 2024: R$43,074). The reflex reserve is composed primarily of share-based payments settled with equity instruments of Banco Inter.
h.Treasury shares
As of December 31, 2025, there were no treasury shares, same as December 31, 2024.